                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2009
                                         -----------------

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060


Form 13F File Number: 28-6647
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas S. Gayner
Title:  Executive Vice President and Chief Investment Officer
Phone:  804-527-3806

Signature, Place, and Date of Signing:


  /s/ Thomas S. Gayner            Richmond, VA            2/12/2010
--------------------------   ---------------------   ----------------
      [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                        -----------------

Form 13F Information Table Entry Total:          111
                                        -----------------

Form 13F Information Table Value Total: $    1,444,648
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.   Form 13F File Number       Name
---   --------------------      ----
 1    28-6056                    Markel Gayner Asset Management Corporation

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2480    30000 SH       SOLE                    30000
                                                              4663    56400 SH       DEFINED 01              54000              2400
Abbott Laboratories            COM              002824100     1604    29700 SH       DEFINED 01              29000               700
Accenture                      COM              G1151C101      415    10000 SH       SOLE                    10000
                                                              4660   112300 SH       DEFINED 01             100000             12300
Aflac                          COM              001055102     4856   105000 SH       SOLE                   105000
Alleghany Corporation          COM              017175100     1148     4161 SH       SOLE                     4161
Altria                         COM              02209S103     2291   116700 SH       DEFINED 01             114500              2200
American Express               COM              025816109      405    10000 SH       SOLE                    10000
                                                             15737   388371 SH       DEFINED 01             339000             49371
Automatic Data Processing      COM              053015103    13540   316200 SH       DEFINED 01             310700              5500
Bank of New York Mellon Corp   COM              064058100       84     3019 SH       SOLE                     3019
                                                              5673   202830 SH       DEFINED 01             184907             17923
Berkshire Hathaway Class B     COM              084670207    25309     7702 SH       SOLE                     7702
                                                             77931    23716 SH       DEFINED 01              22298              1418
Berkshire Hathaway, Inc.       COM              084670108    27280      275 SH       SOLE                      275
                                                             61702      622 SH       DEFINED 01                585                37
Brookfield Asset Management    COM              112585104     6654   300000 SH       SOLE                   300000
                                                             62107  2800114 SH       DEFINED 01            2590548            209566
Brown & Brown                  COM              115236101     3235   180000 SH       SOLE                   180000
                                                              3336   185628 SH       DEFINED 01             185628
Brown Forman Class A           COM              115637100    15993   283860 SH       DEFINED 01             281000              2860
Brown-Forman Class B           COM              115637209     3799    70915 SH       DEFINED 01              70250               665
CME Group Inc                  COM              12572q105      336     1000 SH       SOLE                     1000
                                                              4231    12595 SH       DEFINED 01              12000               595
Campbell Soup Co               COM              134429109     1197    35400 SH       DEFINED 01              35000               400
Carmax                         COM              143130102     3880   160000 SH       SOLE                   160000
                                                            125164  5161399 SH       DEFINED 01            4803070            358329
Caterpillar Inc                COM              149123101    13467   236300 SH       DEFINED 01             230000              6300
Charles Schwab                 COM              808513105     9992   530900 SH       DEFINED 01             525000              5900
Cintas Corp                    COM              172908105     1825    70000 SH       DEFINED 01              70000
Coca Cola Co                   COM              191216100     1248    21900 SH       DEFINED 01              17000              4900
Comcast                        COM              20030N101      912    54100 SH       DEFINED 01                                54100
Costco                         COM              22160K105      296     5000 SH       SOLE                     5000
                                                               867    14650 SH       DEFINED 01              13000              1650
DENTSPLY                       COM              249030107     1245    35400 SH       DEFINED 01              35000               400
Diageo PLC                     COM              25243Q205    22801   328500 SH       SOLE                   328500
                                                             64417   928060 SH       DEFINED 01             861500             66560
Disney                         COM              254687106     6450   200000 SH       SOLE                   200000
                                                             41625  1290683 SH       DEFINED 01            1202500             88183
Emerson Electric               COM              291011104     7472   175400 SH       DEFINED 01             158000             17400
Enterprise GP Holdings         COM              293716106      390    10000 SH       SOLE                    10000
                                                              6126   157200 SH       DEFINED 01             150000              7200
Exxon Corporation              COM              30231G102    13624   199800 SH       SOLE                   199800
                                                             14756   216393 SH       DEFINED 01             203000             13393
Fairfax Financial Holdings Ltd COM              303901102   108978   279459 SH       SOLE                   279459
Federated Investors            COM              314211103      275    10000 SH       SOLE                    10000
                                                              4570   166200 SH       DEFINED 01             165000              1200
Fidelity National Financial    COM              31620R105     6311   468850 SH       SOLE                   468850
                                                             17258  1282150 SH       DEFINED 01            1194150             88000
Forest City Enterprises Class  COM              345550107     9940   843767 SH       DEFINED 01             812400             31367

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fortune Brands                 COM              349631101     1974    45700 SH       DEFINED 01              45000               700
General Dynamics               COM              369550108    26772   392723 SH       DEFINED 01             370000             22723
General Electric               COM              369604103     4463   295000 SH       SOLE                   295000
                                                             50673  3349200 SH       DEFINED 01            3160000            189200
Heritage Crystal Clean Inc     COM              42726M106      316    30200 SH       DEFINED 01              30200
Home Depot                     COM              437076102      579    20000 SH       SOLE                    20000
                                                             27476   949739 SH       DEFINED 01             900000             49739
ITC Holdings Corp              COM              465685105     5376   103200 SH       DEFINED 01             103000               200
Illinois Tool Works            COM              452308109    11663   243034 SH       DEFINED 01             220000             23034
Intel                          COM              458140100     1224    60000 SH       SOLE                    60000
                                                              3952   193742 SH       DEFINED 01             170000             23742
International Business Machine COM              459200101     1309    10000 SH       SOLE                    10000
                                                              1381    10550 SH       DEFINED 01              10000               550
International Game Technology  COM              459902102     4692   250000 SH       SOLE                   250000
                                                             16901   900430 SH       DEFINED 01             820000             80430
Investors Title Company        COM              461804106     7071   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson            COM              478160104    18035   280000 SH       SOLE                   280000
                                                             17249   267795 SH       DEFINED 01             252200             15595
Leucadia National Corp         COM              527288104     9954   418400 SH       DEFINED 01             405000             13400
Lowes                          COM              548661107     2222    95000 SH       SOLE                    95000
                                                              5024   214800 SH       DEFINED 01             170000             44800
Manpower Inc.                  COM              56418H100      382     7000 SH       SOLE                     7000
                                                              3984    73000 SH       DEFINED 01              73000
Marriott International         COM              571903202     4959   181965 SH       SOLE                   181965
                                                             33865  1242761 SH       DEFINED 01            1101907            140855
McDonalds                      COM              580135101     7655   122601 SH       DEFINED 01             111000             11601
McGraw-Hill Companies          COM              580645109     5697   170000 SH       DEFINED 01             170000
Microsoft                      COM              594918104     1301    42690 SH       DEFINED 01              30000             12690
Nike                           COM              654106103     3317    50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM              665859104     7336   140000 SH       DEFINED 01             140000
Novo-Nordisk A/S               COM              670100205    10631   166500 SH       DEFINED 01             150000             16500
NuStar GP Holdings             COM              67059L102    15783   586300 SH       DEFINED 01             576500              9800
Patterson Companies Inc.       COM              703395103     2513    89800 SH       DEFINED 01              85000              4800
Paychex                        COM              704326107     1560    50900 SH       DEFINED 01              50000               900
Pepsico                        COM              713448108     2067    34000 SH       DEFINED 01              33300               700
Philip Morris International    COM              718172109     5624   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     5664   150000 SH       SOLE                   150000
                                                              7790   206300 SH       DEFINED 01             200000              6300
Pool Corp                      COM              73278L105     1049    55000 SH       DEFINED 01              55000
Procter & Gamble               COM              742718109     1067    17600 SH       DEFINED 01              17000               600
RLI Corporation                COM              749607107    32963   619016 SH       DEFINED 01             598636             20380
SAP Aktiengesellschaft         COM              803054204     4564    97500 SH       DEFINED 01              95000              2500
SL Green Corp                  COM              78440x101     2286    45500 SH       DEFINED 01              45000               500
Schlumberger                   COM              806857108     4296    66000 SH       DEFINED 01              65000              1000
State Street Corp              COM              857477103     1759    40400 SH       DEFINED 01              40400
Sysco Corp                     COM              871829107     2375    85000 SH       SOLE                    85000
                                                             20137   720711 SH       DEFINED 01             640000             80711
T.Rowe Price                   COM              74144T108      586    11000 SH       SOLE                    11000
                                                              9558   179500 SH       DEFINED 01             179000               500
United Parcel Service          COM              911312106     3988    69520 SH       SOLE                    69520
                                                             36549   637074 SH       DEFINED 01             583480             53594
W.P. Carey                     COM              92930Y107    23957   865500 SH       DEFINED 01             850200             15300
Wal-Mart Stores                COM              931142103     6223   116425 SH       SOLE                   116425
                                                             40179   751705 SH       DEFINED 01             678575             73130
Walgreen                       COM              931422109     4673   127260 SH       DEFINED 01             125000              2260
Washington Post Co             COM              939640108     2374     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm COM              939653101    11226   407475 SH       DEFINED 01             390300             17175
White Mountains                COM              G9618E107    12508    37600 SH       SOLE                    37600
                                                             18596    55900 SH       DEFINED 01              55900
Level 3 Communications         CONV             52729NBM1    30750 25000000 PRN      SOLE                 25000000